Shareholders' equity	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Shareholders’ equity
Shareholders’ equity

Common stock

BNY Mellon has 3.5 billion authorized shares of common stock with a par value of $0.01 per share. At Dec. 31, 2018, 960,425,669 shares of common stock were outstanding.

Common stock repurchase program

In June 2017, in connection with the Federal Reserve’s non-objection to our 2017 capital plan, BNY Mellon announced a share repurchase plan providing for the repurchase of up to $2.6 billion of common stock. The 2017 capital plan began in the third quarter of 2017 and continued through the second quarter of 2018. In June 2018, in connection with the Federal Reserve’s non-objection to our 2018 capital plan, BNY Mellon announced a share repurchase plan providing for the repurchase of up to $2.4 billion of common stock starting in the third quarter of 2018 and continuing through the second quarter of 2019. This new share repurchase plan replaces all previously authorized share repurchase plans.

In December 2018, BNY Mellon announced that the Federal Reserve approved the repurchase of $830 million of additional common stock. Our Board of Directors approved the additional share repurchases, which were completed in the fourth quarter of 2018. These repurchases were in addition to the Company’s repurchase of $2.4 billion of common stock previously approved by the Board and announced in June 2018.

Share repurchases may be executed through open market repurchases, in privately negotiated transactions or by other means, including through repurchase plans designed to comply with Rule 10b5-1 and other derivative, accelerated share repurchase and other structured transactions. In 2018, we repurchased 63.7 million common shares at an average price of $51.29 per common share for a total of $3.3 billion. At Dec. 31, 2018, the maximum dollar value of shares that may yet be purchased under the June 2018 program, including employee benefit plan repurchases, totaled $1.3 billion.
Preferred stock

BNY Mellon has 100 million authorized shares of preferred stock with a par value of $0.01 per share. The following table summarizes BNY Mellon’s preferred stock issued and outstanding at Dec. 31, 2018 and Dec. 31, 2017.

Preferred stock summary (a)		Total shares issued and outstanding		Carrying value (b)
				(in millions)
		Dec. 31,		Dec. 31,
	Per annum dividend rate	2018	2017	2018	2017
Series A	Greater of (i) three-month LIBOR plus 0.565% for the related distribution period; or (ii) 4.000%	5,001	5,001	$500	$500
Series C	5.2%	5,825	5,825	568	568
Series D	4.50% to but excluding June 20, 2023, then a floating rate equal to the three-month LIBOR plus 2.46%	5,000	5,000	494	494
Series E	4.95% to and including June 20, 2020, then a floating rate equal to the three-month LIBOR plus 3.42%	10,000	10,000	990	990
Series F	4.625% to and including Sept. 20, 2026, then a floating rate equal to the three-month LIBOR plus 3.131%	10,000	10,000	990	990
Total		35,826	35,826	$3,542	$3,542

(a)	All outstanding preferred stock is noncumulative perpetual preferred stock with a liquidation preference of $100,000 per share.

(b)	The carrying value of the Series C, Series D, Series E and Series F preferred stock is recorded net of issuance costs.

Holders of both the Series A and Series C preferred stock are entitled to receive dividends on each dividend payment date (March 20, June 20, September 20 and December 20 of each year), if declared by BNY Mellon’s Board of Directors. Holders of the Series D preferred stock are entitled to receive dividends, if declared by BNY Mellon’s Board of Directors, on each June 20 and December 20, to but excluding June 20, 2023; and on each March 20, June 20, September 20 and December 20, from and including June 20, 2023. Holders of the Series E preferred stock are entitled to receive dividends, if declared by BNY Mellon’s Board of Directors, on each June 20 and December 20, to and including June 20, 2020; and on each March 20, June 20, September 20 and December 20, from and including Sept. 20, 2020. Holders of the Series F preferred stock are entitled to receive dividends, if declared by BNY Mellon’s Board of Directors, on each March 20 and September 20, commencing March 20, 2017, to and including Sept. 20, 2026; and on each March 20, June 20, September 20 and December 20, commencing Dec. 20, 2026. BNY Mellon’s ability to declare or pay dividends on, or purchase, redeem or otherwise acquire, shares of our common stock or any of our shares that rank junior to the preferred stock as to the payment of dividends and/or the distribution of any assets on any liquidation, dissolution or winding-up of BNY Mellon will be prohibited, subject to certain restrictions, in the event that we do not declare and pay in full preferred dividends for the then current dividend period of the Series A preferred stock or the last preceding dividend period of the Series C, Series D, Series E and Series F preferred stock.

All of the outstanding shares of the Series A preferred stock are owned by Mellon Capital IV, which will pass through any dividend on the Series A preferred stock to the holders of its Normal Preferred Capital Securities. All of the outstanding shares of the Series C, Series D, Series E and Series F preferred stock are held by the depositary of the depositary shares, which will pass through the applicable portion of any dividend on the Series C, Series D, Series E and Series F preferred stock to the holders of record of their respective depositary shares.

The table below presents the dividends paid on our preferred stock.

Dividend paid per preferred share
	Depositary shares per share
			2018		2017		2016
			per share	in millions	per share	in millions	per share	in millions
Series A	100	(a)	$4,055.55	$20	$4,055.55	$20	$4,055.55	$20
Series C	4,000		5,200.00	31	5,200.00	31	5,200.00	30
Series D	100		4,500.00	22	4,500.00	22	4,500.00	22
Series E	100		4,950.00	50	4,950.00	50	4,950.00	50
Series F	100		4,625.00	46	5,254.51	52	N/A	—
Total				$169		$175		$122

(a)	Represents Normal Preferred Capital Securities.

The preferred stock is not subject to the operation of a sinking fund and is not convertible into, or exchangeable for, shares of our common stock or any other class or series of our other securities. We may redeem the Series A or Series C preferred stock, in whole or in part, at our option. We may also, at our option, redeem the shares of the Series D preferred stock, in whole or in part, on or after the dividend payment date in June 2023, the Series E preferred stock, in whole or in part, on or after the dividend payment date in June 2020, and the Series F preferred stock, in whole or in part, on or after the dividend payment date in September 2026. The Series C, Series D, Series E or Series F preferred stock can be redeemed, in whole but not in part, at any time within 90 days following a regulatory capital treatment event (as defined in each of the Series C, Series D, Series E and Series F’s Certificates of Designation). Redemption of the preferred stock is subject to the prior approval of the Federal Reserve.

Terms of the Series A, Series C, Series D, Series E and Series F preferred stock are more fully described in each of their Certificates of Designations, each of which is filed as an Exhibit to BNY Mellon’s Annual Report on Form 10-K for the year ended Dec. 31, 2018.
Temporary equity

Temporary equity was $129 million at Dec. 31, 2018 and $179 million at Dec. 31, 2017. Temporary equity represents the redemption value recorded for redeemable noncontrolling interests resulting from equity-classified share-based payment arrangements that are currently redeemable or are expected to become redeemable.
Capital adequacy

Regulators establish certain levels of capital for BHCs and banks, including BNY Mellon and our bank subsidiaries, in accordance with established quantitative measurements. For the Parent to maintain its status as a FHC, our bank subsidiaries and BNY Mellon must, among other things, qualify as “well capitalized.”

As of Dec. 31, 2018 and Dec. 31, 2017, BNY Mellon and our U.S. bank subsidiaries were “well capitalized.”

Our consolidated and largest bank subsidiary, The Bank of New York Mellon, regulatory capital ratios are shown below.

Consolidated and largest bank subsidiary regulatory capital ratios (a)	Dec. 31,
	2018	2017	(b)
Consolidated regulatory capital ratios:
CET1 ratio	10.7%	10.7%
Tier 1 capital ratio	12.8	12.7
Total capital ratio	13.6	13.4
Tier 1 leverage ratio	6.6	6.6
SLR (c)	6.0	N/A

The Bank of New York Mellon regulatory capital ratios:
CET1 ratio	14.0%	14.1%
Tier 1 capital ratio	14.3	14.4
Total capital ratio	14.7	14.7
Tier 1 leverage ratio	7.6	7.6
SLR (c)	6.8	N/A

(a)
For our CET1, Tier 1 capital and Total capital ratios, our effective capital ratios under U.S. capital rules are the lower of the ratios as calculated under the Standardized and Advanced Approaches, which for the periods noted above was the Advanced Approaches. The Tier 1 leverage ratio is based on Tier 1 capital and quarterly average total assets. For BNY Mellon to qualify as “well capitalized,” its Tier 1 capital and Total capital ratios must be at least 6% and 10%, respectively. For The Bank of New York Mellon, our largest bank subsidiary, to qualify as “well capitalized,” its CET1, Tier 1 capital, Total capital and Tier 1 leverage ratios must be at least 6.5%, 8%, 10% and 5%, respectively.

(b)	Reflects transitional adjustments required in 2017 under the U.S. capital rules.

(c)
The SLR is based on Tier 1 capital and total leverage exposure, which includes certain off-balance sheet exposures and became a binding measure on Jan. 1, 2018. For The Bank of New York Mellon to qualify as “well capitalized,” its SLR must be at least 6%.

Failure to satisfy regulatory standards, including “well capitalized” status or capital adequacy rules more generally, could result in limitations on our activities and adversely affect our financial condition. If a BHC such as BNY Mellon or bank such as The Bank of New York Mellon or BNY Mellon, N.A. fails to qualify as “adequately capitalized,” regulatory sanctions and limitations are imposed.

The following table presents our capital components and RWAs determined under the Standardized and Advanced Approaches and the average assets used for leverage capital purposes.

Capital components and risk-weighted assets
	Dec. 31,
(in millions)	2018	2017 (a)
CET1:
Common shareholders’ equity	$37,096	$37,859
Adjustments for:
Goodwill and intangible assets (b)	(18,806)	(18,684)
Net pension fund assets	(320)	(169)
Equity method investments	(361)	(372)
Deferred tax assets	(42)	(33)
Other	—	(8)
Total CET1	17,567	18,593
Other Tier 1 capital:
Preferred stock	3,542	3,542
Deferred tax assets	—	(8)
Net pension fund assets	—	(42)
Other	(65)	(41)
Total Tier 1 capital	$21,044	$22,044

Tier 2 capital:
Subordinated debt	$1,250	$1,250
Allowance for credit losses	252	261
Other	(10)	(12)
Total Tier 2 capital – Standardized Approach	1,492	1,499
Excess of expected credit losses	65	31
Less: Allowance for credit losses	252	261
Total Tier 2 capital – Advanced Approach	$1,305	$1,269

Total capital:
Standardized Approach	$22,536	$23,543
Advanced Approach	$22,349	$23,313

Risk-weighted assets:
Standardized Approach	$149,618	$155,621
Advanced Approach:
Credit Risk	$92,917	$101,681
Market Risk	3,454	3,657
Operational Risk	68,300	68,688
Total Advanced Approach	$164,671	$174,026

Average assets for Tier 1 leverage ratio	$319,007	$331,600
Total leverage exposure for SLR purposes (c)	$347,943	N/A

(a)	Reflects transitional adjustments to CET1, Tier 1 capital and Tier 2 capital required in 2017 under the U.S. capital rules.

(b)	Reduced by deferred tax liabilities associated with intangible assets and tax deductible goodwill.

(c)	SLR became a binding measure on Jan. 1, 2018.
The following table presents the amount of capital by which BNY Mellon and our largest bank subsidiary, The Bank of New York Mellon, exceeded the capital thresholds determined under U.S. capital rules.

Capital above thresholds at Dec. 31, 2018
(in millions)	Consolidated (a)	The Bank of New York Mellon (b)
CET1	$5,217	$10,036
Tier 1 capital	6,224	8,372
Total capital	4,235	6,273
Tier 1 leverage ratio	8,284	6,441
SLR (c)	3,647	2,336

(a)	Based on minimum required standards, with applicable buffers.

(b)	Based on well capitalized standards.

(c)	SLR became a binding measure on Jan. 1, 2018.